Financial instruments: valuation - Level 3 Sensitivities of Assets (Details) - At fair value - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Fair value of assets
Financial Assets, at fair value	£ 142,163	£ 153,862
Trading loans
Fair value of assets
Financial Assets, at fair value	26,238	33,597
Trading securities
Fair value of assets
Financial Assets, at fair value	19,736	11,954
Interest rate
Fair value of assets
Financial Assets, at fair value	40,925	44,563
Foreign exchange
Fair value of assets
Financial Assets, at fair value	26,446	34,161
Other derivatives
Fair value of assets
Financial Assets, at fair value	143	180
Other loans
Fair value of assets
Financial Assets, at fair value	768	765
Other securities
Fair value of assets
Financial Assets, at fair value	27,907	28,642
Level 3
Fair value of assets
Financial Assets, at fair value	1,656	1,961	£ 2,105	£ 2,333
Sensitivity favourable	50	50
Sensitivity unfavourable	(80)	120
Level 3 | Trading loans
Fair value of assets
Financial Assets, at fair value	230	209
Level 3 | Trading securities
Fair value of assets
Financial Assets, at fair value		14
Level 3 | Derivatives
Fair value of assets
Financial Assets, at fair value	762	823	£ 930	£ 1,007
Level 3 | Interest rate
Fair value of assets
Financial Assets, at fair value	561	650
Sensitivity favourable	20	20
Sensitivity unfavourable	(20)	(20)
Level 3 | Foreign exchange
Fair value of assets
Financial Assets, at fair value	132	65
Sensitivity favourable	10
Sensitivity unfavourable	(10)
Level 3 | Other derivatives
Fair value of assets
Financial Assets, at fair value	69	108
Sensitivity favourable		10
Sensitivity unfavourable		(10)
Level 3 | Other loans
Fair value of assets
Financial Assets, at fair value	416	657
Sensitivity unfavourable	(10)	40
Level 3 | Other securities
Fair value of assets
Financial Assets, at fair value	248	258
Sensitivity favourable	20	20
Sensitivity unfavourable	£ (40)	£ 50